Semper MBS Total Return Fund*
Schedule of Investments - August 31, 2023 (Unaudited)

Principal Amount		Value
	Asset-Backed Securities - Non-Agency — 2.7%
	Adams Outdoor Advertising LP
$1,500,000	Series 2023-1, Class A2, 6.970%, 07/15/2053 (a)(h)	$1,495,857
	Flagship Credit Auto Trust
2,125,000	Series 2020-4, Class D, 2.180%, 02/16/2027 (a)	2,010,431
	Santander Drive Auto Receivables LLC
1,000,000	Series 2021-2, Class D, 1.350%, 07/15/2027	950,522
	Westlake Automobile Receivables Trust
2,375,000	Series 2022-1A, Class D, 3.490%, 03/15/2027 (a)	2,265,358
	Total Asset-Backed Securities - Non-Agency (Cost $6,707,474)	6,722,168

	Commercial Mortgage-Backed Securities - Agency — 0.0%
	Fannie Mae-Aces
1,024,173	Series 2006-M1, Class IO, 0.208%, 03/25/2036 (b)(c)	10
	GNMA REMIC Trust
18,380	Series 2012-25, Class IO, 0.398%, 08/16/2052 (b)(c)	6
	Government National Mortgage Association
6,047	Series 2002-28, Class IO, 1.106%, 01/16/2042 (b)(c)	0
112,372	Series 2005-23, Class IO, 0.000%, 06/17/2045 (b)(c)	0
102,969	Series 2006-68, Class IO, 0.485%, 05/16/2046 (b)(c)	224
	Total Commercial Mortgage-Backed Securities - Agency (Cost $17,905)	240

	Commercial Mortgage-Backed Securities - Non-Agency — 8.6%
	Bayview Commercial Asset Trust
576,584	Series 2006-2A, Class M1, 5.894% (CME Term SOFR 1 Month + 0.579%), 07/25/2036 (a)(d)	529,006
833,474	Series 2006-2A, Class M3, 5.954% (CME Term SOFR 1 Month + 0.639%), 07/25/2036 (a)(d)	773,759
695,490	Series 2006-3A, Class M1, 5.769% (CME Term SOFR 1 Month + 0.624%), 10/25/2036 (a)(d)	647,497
	Freddie Mac Multi-Family Structured Credit Risk
3,537,000	Series 2021-MN1, Class M2, 9.038% (SOFR30A + 3.750%), 01/25/2051 (a)(d)	3,405,378
3,043,000	Series 2021-MN1, Class B1, 13.038% (SOFR30A + 7.750%), 01/25/2051 (a)(d)	3,070,799
6,063,000	Series 2021-MN3, Class B1, 12.138% (SOFR30A + 6.850%), 11/25/2051 (a)(d)	5,616,697
	Multi-Family Connecticut Avenue Securities Trust
2,191,673	Series 2019-01, Class M10, 8.652% (SOFR30A + 3.364%), 10/25/2049 (a)(d)	2,138,662
2,384,000	Series 2019-01, Class B10, 10.902% (SOFR30A + 5.614%), 10/25/2049 (a)(d)	2,309,092
1,000,000	Series 2020-01, Class M10, 9.152% (SOFR30A + 3.864%), 03/25/2050 (a)(d)	979,282
	Velocity Commercial Capital Loan Trust
2,084,519	Series 2017-2, Class M4, 5.000%, 11/25/2047 (a)(b)	1,613,766
191,424	Series 2018-1, Class M5, 6.260%, 04/25/2048 (a)	176,366
209,495	Series 2018-2, Class M3, 4.720%, 10/26/2048 (a)(b)	173,377
490,772	Series 2019-1, Class M5, 5.700%, 03/25/2049 (a)(b)	415,377
	Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $22,931,973)	21,849,058

	Residential Mortgage-Backed Securities - Agency — 21.7%
	Fannie Mae Connecticut Avenue Securities
1,900,000	Series 2020-SBT1, Class 2B1, 12.002% (SOFR30A + 6.714%), 02/25/2040 (a)(d)	1,935,344
4,000,000	Series 2020-SBT1, Class 1B1, 12.152% (SOFR30A + 6.864%), 02/25/2040 (a)(d)	4,056,584
633,000	Series 2023-R06, Class 1M2, 7.988% (SOFR30A + 2.700%), 07/25/2043 (a)(d)	637,841
	FNMA
5,948	Pool #888534, 5.000%, 08/01/2037	5,840
	FNMA Grantor Trust
25,631	Series 2003-T2, Class A1, 5.682% (SOFR30A + 0.394%), 03/25/2033 (d)	25,342
27,840	Series 2004-T3, Class 2A, 4.324%, 08/25/2043 (b)	27,114
	FNMA REMIC Trust
62,207	Series 2007-30, Class ZM, 4.250%, 04/25/2037	57,461
6,570	Series 2007-W8, Class 1A5, 6.496%, 09/25/2037 (b)	6,387
	Freddie Mac Structured Agency Credit Risk
1,000,000	Series 2021-DNA2, Class B2, 11.288% (SOFR30A + 6.000%), 08/25/2033 (a)(d)	1,041,480
3,500,000	Series 2023-DNA2, Class M1B, 8.546% (SOFR30A + 3.250%), 04/25/2043 (a)(d)	3,589,909
2,533,500	Series 2019-FTR3, Class B2, 9.983% (SOFR30A + 4.914%), 09/25/2047 (a)(d)	2,484,796
2,800,000	Series 2019-FTR4, Class B2, 10.402% (SOFR30A + 5.114%), 11/25/2047 (a)(d)	2,754,976
3,016,000	Series 2019-DNA4, Class B2, 11.652% (SOFR30A + 6.364%), 10/25/2049 (a)(d)	3,154,451
4,460,000	Series 2020-HQA5, Class B2, 12.688% (SOFR30A + 7.400%), 11/25/2050 (a)(d)	4,899,619
	Freddie Mac Structured Agency Credit Risk REMIC Trust
1,450,000	Series 2021-HQA1, Class B2, 10.288% (SOFR30A + 5.000%), 08/25/2033 (a)(d)	1,396,856
1,000,000	Series 2021-DNA3, Class B2, 11.538% (SOFR30A + 6.250%), 10/25/2033 (a)(d)	1,059,002
2,000,000	Series 2022-DNA4, Class M1B, 8.638% (SOFR30A + 3.350%), 05/25/2042 (a)(d)	2,053,330
2,000,000	Series 2022-DNA6, Class M1B, 8.988% (SOFR30A + 3.700%), 09/25/2042 (a)(d)	2,087,146
4,179,000	Series 2020-HQA1, Class B2, 10.502% (SOFR30A + 5.214%), 01/25/2050 (a)(d)	4,132,199
3,490,000	Series 2020-DNA2, Class B2, 10.202% (SOFR30A + 4.914%), 02/25/2050 (a)(d)	3,427,230
4,250,000	Series 2020-HQA2, Class B2, 13.002% (SOFR30A + 7.714%), 03/25/2050 (a)(d)	4,725,340
1,888,000	Series 2020-DNA4, Class B2, 15.402% (SOFR30A + 10.114%), 08/25/2050 (a)(d)	2,405,095
1,780,000	Series 2020-HQA4, Class B2, 14.802% (SOFR30A + 9.514%), 09/25/2050 (a)(d)	2,202,797
1,810,000	Series 2020-DNA5, Class B2, 16.788% (SOFR30A + 11.500%), 10/25/2050 (a)(d)	2,335,851
2,750,000	Series 2020-DNA6, Class B2, 10.938% (SOFR30A + 5.650%), 12/25/2050 (a)(d)	2,833,502
	Freddie Mac Whole Loan Securities Trust
595,000	Series 2017-SC01, Class M2, 3.648%, 12/25/2046 (a)(b)	521,412
1,411,000	Series 2017-SC02, Class M2, 3.867%, 05/25/2047 (a)(b)	1,268,564
	Total Residential Mortgage-Backed Securities - Agency (Cost $53,537,382)	55,125,468

	Residential Mortgage-Backed Securities - Non-Agency — 52.7%
	AFC Home Equity Loan Trust
43,791	Series 1997-3, Class 1A4, 7.470%, 09/27/2027 (h)	42,536
	AMSR Trust
750,000	Series 2020-SFR4, Class G1, 4.002%, 11/17/2037 (a)	688,508
1,750,000	Series 2021-SFR3, Class H, 4.896%, 10/17/2038 (a)	1,480,922
	Asset Backed Securities Corp. Home Equity Loan Trust
266,033	Series 1999-LB1, Class A1F, 7.110%, 06/21/2029	263,816
	Banc of America Funding Corp.
5,920	Series 2006-D, Class 5A2, 4.208%, 05/20/2036 (b)	5,173
1,153,696	Series 2008-R4, Class 1A4, 5.862% (CME Term SOFR 1 Month + 0.564%), 07/25/2037 (a)(d)	710,057
	Chase Mortgage Finance Corp.
290,518	Series 2020-CL1, Class M4, 9.779% (CME Term SOFR 1 Month + 4.464%), 10/25/2057 (a)(d)	292,017
	Citigroup Mortgage Loan Trust
5,572	Series 2004-HYB4, Class WA, 4.248%, 12/25/2034 (b)	5,347
	COLT Mortgage Loan Trust
1,578,000	Series 2021-3, Class B2, 4.120%, 09/27/2066 (a)(b)	1,025,855
2,625,000	Series 2021-4, Class B2, 4.140%, 10/25/2066 (a)(b)	1,517,366
	Conseco Finance Home Loan Trust
91,194	Series 2000-E, Class B1, 10.260%, 08/15/2031 (b)	10,806
	CoreVest American Finance Trust
1,600,000	Series 2019-1, Class D, 4.818%, 03/15/2052 (a)	1,490,817
242,500	Series 2019-1, Class E, 5.778%, 03/15/2052 (a)(b)	217,642
	Countrywide Alternative Loan Trust
234,219	Series 2004-15, Class 2A2, 5.389%, 09/25/2034 (b)	211,990
3,444	Series 2006-4CB, Class 2A3, 5.500%, 04/25/2036	2,660
7,369	Series 2006-OA3, Class 1A1, 5.829% (CME Term SOFR 1 Month + 0.514%), 05/25/2036 (d)	6,311
22,496	Series 2006-OA9, Class 1A1, 5.628% (CME Term SOFR 1 Month + 0.314%), 07/20/2046 (d)	17,752
	Credit Suisse Mortgage Trust
4,228,000	Series 2020-AFC1, Class B1, 3.445%, 02/25/2050 (a)(b)	3,106,946
5,459,650	Series 2020-AFC1, Class B2, 4.416%, 02/25/2050 (a)(b)	4,246,747
	Deephaven Residential Mortgage Trust
3,200,000	Series 2021-1, Class B2, 3.955%, 05/25/2065 (a)(b)	2,565,603
2,823,056	Series 2021-3, Class A2, 1.400%, 08/25/2066 (a)(b)	2,341,723
4,000,000	Series 2021-4, Class B2, 4.466%, 11/25/2066 (a)(b)	2,602,300
	Flagstar Mortgage Trust
1,206,000	Series 2018-1, Class B5, 3.941%, 03/25/2048 (a)(b)	741,627
	Fort KL
2,811,000	Series 2021-SFR1, Class G, 4.105%, 09/17/2038 (a)	2,317,684
	GreenPoint Mortgage Funding Trust
15,759,661	Series 2005-AR4, Class 4A1A, 6.049% (CME Term SOFR 1 Month + 0.734%), 10/25/2045 (d)	14,199,642
	GSAA Home Equity Trust
25,361	Series 2006-5, Class 2A1, 5.569% (CME Term SOFR 1 Month + 0.254%), 03/25/2036 (d)	9,510
	JP Morgan Mortgage Trust
4,921,573	Series 2019-HYB1, Class B4, 4.670%, 10/25/2049 (a)(b)	4,865,194
1,232,439	Series 2019-5, Class B5, 4.458%, 11/25/2049 (a)(b)	956,707
3,564,098	Series 2019-5, Class B6, 4.458%, 11/25/2049 (a)(b)	2,002,321
2,185,747	Series 2020-2, Class B5, 3.825%, 07/25/2050 (a)(b)	1,604,064
3,864,467	Series 2020-2, Class B6Z, 7.304%, 07/25/2050 (a)(b)	2,480,249
59,849,394	Series 2021-3, Class A3X, 0.500%, 07/25/2051 (a)(b)(c)	1,637,776
	JP Morgan Wealth Management
973,856	Series 2021-CL1, Class M4, 8.038% (SOFR30A + 2.750%), 03/25/2051 (a)(d)	873,465
662,850	Series 2021-CL1, Class M5, 8.938% (SOFR30A + 3.650%), 03/25/2051 (a)(d)	598,298
	LSTAR Securities Investment Ltd.
10,205,089	Series 2023-1, Class A2, 9.810% (SOFR + 4.500%), 01/01/2028 (a)(d)(h)	10,351,668
	Merrill Lynch Mortgage Investors Trust
2,168,553	Series 2005-AR1, Class M2, 6.434% (CME Term SOFR 1 Month + 1.119%), 06/25/2036 (d)	1,625,379
	MFRA Trust
2,400,000	Series 2023-NQM3, Class A2, 7.022%, 07/25/2068 (a)(e)(h)	2,399,961
	Mill City Mortgage Loan Trust
2,245,863	Series 2019-1, Class B1, 3.500%, 10/25/2069 (a)(b)	1,778,279
	New Residential Mortgage Loan Trust
2,034,000	Series 2021-NQ2R, Class B1, 3.008%, 10/25/2058 (a)(b)	1,586,071
1,813,000	Series 2021-NQ2R, Class B2, 3.963%, 10/25/2058 (a)(b)	1,417,969
	NMLT Trust
2,326,000	Series 2021-INV1, Class B1, 3.613%, 05/25/2056 (a)(b)	1,510,029
	PMT Issuer Trust - FMSR
3,000,000	Series 2021-FT1, Class A, 8.429% (SOFR3OA + 3.000%), 03/25/2026 (a)(d)(h)	2,907,121
	Pretium Mortgage Credit Partners LLC
2,503,000	Series 2021-NPL6, Class A2, 5.071%, 07/25/2051 (a)(h)	2,159,654
	Progress Residential Trust
1,000,000	Series 2020-SFR3, Class H, 6.234%, 10/17/2027 (a)	926,838
2,750,000	Series 2021-SFR1, Class B, 1.303%, 04/17/2038 (a)	2,430,869
	RAAC Series Trust
1,446	Series 2004-SP1, Class AI3, 6.118%, 03/25/2034 (h)	1,403
	Radnor RE Ltd.
1,000,000	Series 2023-1, Class M1A, 7.988% (SOFR30A + 2.700%), 07/25/2033 (a)(d)	1,005,100
1,250,000	Series 2023-1, Class M1B, 9.638% (SOFR30A + 4.350%), 07/25/2033 (a)(d)	1,262,875
	RALI Series Trust
4,888,911	Series 2006-QS6, Class 1AV, 0.770%, 06/25/2036 (b)(c)	103,404
	RAMP Series Trust
9,723,687	Series 2007-RS1, Class A3, 5.769% (CME Term SOFR 1 Month + 0.454%), 02/25/2037 (d)	2,406,157
	Residential Accredit Loans, Inc. Series Trust
1,459,329	Series 2008-QR1, Class 2A1, 5.929% (CME Term SOFR 1 Month + 0.614%), 09/25/2036 (d)	1,038,935
2,561,469	Series 2006-QS18, Class 1A1, 6.029% (CME Term SOFR 1 Month + 0.714%), 12/25/2036 (d)	2,110,393
	Residential Funding Securities Corp.
460,425	Series 2002-RP1, Class A1, 6.289% (CME Term SOFR 1 Month + 0.974%), 03/25/2033 (a)(d)	452,800
	Seasoned Credit Risk Transfer Trust
409,400,459	Series 2018-2, Class XSIO, 0.065%, 11/25/2057 (b)(c)	1,095,924
3,175,222	Series 2018-2, Class BX, 2.708%, 11/25/2057 (b)	979,760
	Star Trust
2,421,000	Series 2021-SFR2, Class H, 9.575% (CME Term SOFR 1 Month + 4.264%), 01/17/2024 (a)(d)	2,292,991
1,000,000	Series 2021-SFR1, Class H, 9.875% (CME Term SOFR 1 Month + 4.564%), 04/17/2038 (a)(d)	977,912
	Starwood Mortgage Residential Trust
1,000,000	Series 2020-INV1, Class B2, 4.261%, 11/25/2055 (a)	759,751
	Structured Adjustable Rate Mortgage Loan Trust
25,256	Series 2005-21, Class 3A1, 3.523%, 11/25/2035 (b)	22,486
	Terwin Mortgage Trust
15,979	Series 2004-4SL, Class B3, 8.000%, 03/25/2034 (a)(b)	15,583
	Towd Point Mortgage Trust
6,170,000	Series 2019-HY1, Class B3, 7.579% (CME Term SOFR 1 Month + 2.264%), 10/25/2048 (a)(d)	5,292,573
4,000,000	Series 2019-1, Class B2, 3.783%, 03/25/2058 (a)(b)	2,704,344
2,750,000	Series 2018-6, Class B2, 3.900%, 03/25/2058 (a)(b)	2,016,215
1,836,000	Series 2019-HY2, Class B4, 7.679% (CME Term SOFR 1 Month + 2.364%), 05/25/2058 (a)(d)	1,429,501
5,514,000	Series 2019-HY3, Class B1, 7.429% (CME Term SOFR 1 Month + 2.114%), 10/25/2059 (a)(d)	5,241,343
4,130,000	Series 2019-HY3, Class B2, 7.429% (CME Term SOFR 1 Month + 2.114%), 10/25/2059 (a)(d)	3,930,590
1,106,000	Series 2019-HY3, Class B3, 7.429% (CME Term SOFR 1 Month + 2.114%), 10/25/2059 (a)(d)	847,385
1,105,000	Series 2019-HY3, Class B4, 7.429% (CME Term SOFR 1 Month + 2.114%), 10/25/2059 (a)(d)	793,282
	Vericrest Opportunity Loan Transferee
1,500,000	Series 2021-NPL4, Class A2, 4.949%, 03/27/2051 (a)(h)	1,357,478
2,604,292	Series 2021-NPL6, Class A1, 2.240%, 04/25/2051 (a)(h)	2,443,251
2,606,700	Series 2021-NP11, Class A1, 1.868%, 08/25/2051 (a)(h)	2,428,196
	Verus Securitization Trust
1,000,000	Series 2019-INV3, Class B2, 4.791%, 11/25/2059 (a)(b)	850,634
3,081,000	Series 2021-R3, Class B2, 4.070%, 04/25/2064 (a)(b)	2,144,368
1,750,000	Series 2021-5, Class B2, 3.941%, 09/25/2066 (a)(b)	1,035,594
288,000	Series 2021-8, Class B2, 4.334%, 11/25/2066 (a)(b)(h)	191,491
	Washington Mutual Mortgage Pass-Through Certificates Series Trust
4,861,897	Series 2007-4, Class 1A5, 7.000%, 06/25/2037	2,404,311
	Total Residential Mortgage-Backed Securities - Non-Agency (Cost $164,560,746)	133,869,299

Shares/Principal Amount
	Private Placement Participation Agreement — 0.0%
	CCTC Acquisition Partners LLC, Convertible Promissory Note
749,058	12.000%, 02/08/2024 (e)(f)(g)	0
	Total Private Placement Participation Agreement (Cost $749,058)	0

	Short-Term Investments — 15.8%
	Money Market Fund — 6.0%
15,328,630	First American Government Obligations Fund, Class Z, 5.207% (i)	15,328,630
	U.S. Treasury Bills — 9.8%
$25,000,000	5.217%, 9/5/2023 (j)	24,985,513
	Total Short-Term Investments (Cost $40,314,136)	40,314,143
	Total Investments (Cost $288,818,674) — 101.5%	257,880,376
	Liabilities in Excess of Other Assets — (1.5)%	(3,867,341)
	Total Net Assets — 100.00%	$254,013,035

FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
SOFR30A - 30 Day Secured Overnight Financing Rate Average

*Effective September 26, 2023, the Fund’s name changed to the Medalist Partners MBS Total Return Fund.

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of August 31, 2023, the value of these investments was $189,929,631 or 74.8% total net assets.

(b)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of August 31, 2023.
(c)	Interest only security.
(d)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of August 31, 2023.
(e)
Security valued at fair value using methods determined in good faith by or at the direction of Fund's valuation designee. Value determined using significant unobservable inputs. As of August 31, 2023, the total value of fair valued securities was $2,399,961 or 0.9% of total net assets.

(f)
Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of CCTC Acquisition Partners LLC. As of August 31, 2023, the value of this investment was $0 of 0.0% total net assets.

(g)	Non-income producing security.
(h)	Step coupon bond. Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of August 31, 2023.
(i)	Rate shown represents the 7-day annualized yield as of August 31, 2023.
(j)	Rate shown is the discount rate at August 31, 2023.

Semper MBS Total Return Fund
Summary of Fair Value Disclosure at August 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2023:

	Level 1	Level 2	Level 3	Total
Fixed Income Securities
Asset-Backed Securities - Non-Agency	$–	$6,722,168	$–	$6,722,168
Commercial Mortgage-Backed Securities - Agency	–	240	–	240
Commercial Mortgage-Backed Securities - Non-Agency	–	21,849,058	–	21,849,058
Residential Mortgage-Backed Securities - Agency	–	55,125,468	–	55,125,468
Residential Mortgage-Backed Securities - Non-Agency	–	131,469,338	2,399,961	133,869,299
Total Fixed Income Securities	–	215,166,272	2,399,961	217,566,233
Private Placement Participation Agreement	–	–	–	–
Money Market Fund	15,328,630	–	–	15,328,630
U.S. Treasury Bills	–	24,985,513	–	24,985,513
Total Investments	$15,328,630	$240,151,785	$2,399,961	$257,880,376

Refer to the Fund's schedule of investments for a detailed break-out of securities by industry classification.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in
Securities, at Value
Residential MBS-
Non-Agency

Balance as of November 30, 2022	$10,895,369
Accrued discounts/premiums	29,404
Realized gain/(loss)	2,313
Change in unrealized appreciation/(depreciation)	(138,023)
Purchases	2,418,892
Sales	(56,069)
Transfers in and/or out of Level 3	10,751,925)
Balance as of August 31, 2023	$2,399,961

The change in unrealized appreciation/(depreciation) for level 3 securities still held at August 31, 2023, and still classified as level 3 was $0.

The following is a summary of quantitative information about level 3 valued measurements:

	8/31/23	Valuation Technique(s)	Unobservable Input	Input/Range

Residential Mortgage-Backed	$2,399,961	Market Transaction Method	Prior/Recent Transaction	$100.00
Securities - Non-Agency